THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON MARCH 25, 2008.




UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


				Form 13F/A


			FORM 13F/A COVER PAGE



Report for the Calendar Year or Quarter Ended:   December 31, 2007

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):
     [x] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Doliver Capital Advisors
Address:	6363 Woodway, Suite 963
		Houston, TX  77057

Form 13F/A File Number: 28-____________

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Ralph D. McBride
Title: 		President
Phone: 		713-917-0022

Signature, Place, and Date of Signing:

/s/ Ralph D. McBride 		 Houston, Texas		  March 25, 2008
-------------------------	------------------	---------------------
      [Signature]		 [City, State]			[Date]

Report Type (Check only one.):

[x] 13F/A HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F/A NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F/A COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    NONE





FORM 13F/A SUMMARY PAGE


Report Summary:
Confidential information has been omitted from the public Form 13F/A report. A complete list of the securities holdings of the filer, along with a Request for Confidentiality, exempting the filer from the filing requirement, has been filed separately with the Commission.

Number of Other Included Managers:	0

Form 13F/A Information Table Entry Total:	3

Form 13F/A Information Table Value Total:	179,317
						(thousands)

List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F/A file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]















FORM 13F/A INFORMATION TABLE




			      TITLE
			       OF		VALUE	  SH OR	     SH/
NAME OF ISSUER		      CLASS   CUSIP    (x$1000)   PRN AMT    PRN

FORT DEARBORN INCOME SECS IN  COM   347200107  19,196   1,352,800 SH  0
RIVUS BOND FUND		      COM   769667106   5,985     342,800 SH  0
CORNERSTONE PROGRESSIVE RTN   COM   21925C101 154,136   9,202,165 SH  0




			       PUT/   INVESTMENT   OTHER      VOTING
NAME OF ISSUER		       CALL   DISCRETION   MANAGERS   AUTHORITY

FORT DEARBORN INCOME SECS IN	0	SOLE	  NONE	    1,352,800 SH SHARED
RIVUS BOND FUND			0	SOLE	  NONE	      342,800 SH SHARED
CORNERSTONE PROGRESSIVE RTN	0	SOLE	  NONE	    9,202,165 SH SHARED